Summary of the main accounting policies: (Details Textual) $ in Thousands, shares in Millions	1 Months Ended		12 Months Ended
	May 26, 2017	Apr. 30, 2017	Dec. 31, 2018	Dec. 31, 2017 MXN ($) shares	Dec. 31, 2016 MXN ($) shares	Dec. 31, 2015 MXN ($)	Apr. 25, 2018	Oct. 19, 2017	Sep. 20, 2017
Applicable tax rate			33.00%	30.00%	30.00%	30.00%
Termination benefits expense				$ 1,984	$ 1,237	$ 1,133
Weighted average number of ordinary shares outstanding | shares				300	300
Closing foreign exchange rate							18.28		19.66
Gain (loss) that relates to identifiable assets acquired or liabilities assumed in business combination and is of such size, nature or incidence that disclosure is relevant to understanding combined entity's financial statements				$ 7,029,200
Aeropuerto de Cancún, S. A. de C. V. [Member]
Proportion of ownership interest in joint venture		50.00%		60.00%
Mexican Peso [Member]
Applicable tax rate				30.00%	30.00%
Closing foreign exchange rate				19.66	20.61
Colombian pesos [Member]
Closing foreign exchange rate				151.86
Other property, plant and equipment [member]
Useful lives or depreciation rates, property, plant and equipment				10
Aerostar [member]
Proportion of ownership interest in joint venture	50.00%
Applicable tax rate				10.00%
Percentage of voting equity interests acquired	10.00%							92.42%
Proportion of voting rights held in subsidiary				60.00%
Gain (loss) that relates to identifiable assets acquired or liabilities assumed in business combination and is of such size, nature or incidence that disclosure is relevant to understanding combined entity's financial statements				$ 7,029,200